Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Reconciliation of (Loss) Earnings Used for Earnings per Share Calculations
(Loss) earnings used in determining consolidated (loss) earnings per share and (loss) earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
(Loss) earnings attributable to common shareholders	(115)	1,068	892	6,104
Less: Dividends declared on preference shares	-	-	(1)	(1)
(Loss) earnings used in consolidated (loss) earnings per share	(115)	1,068	891	6,103
Less: Loss from discontinued operations, net of tax	44	4	55	1
(Loss) earnings used in (loss) earnings per share from continuing operations	(71)	1,072	946	6,104

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic (loss) earnings per share computation to the weighted-average number of common shares outstanding used in the diluted (loss) earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Weighted-average number of common shares outstanding	486,892,062	495,687,352	486,639,796	495,597,737
Weighted-average number of vested DSUs	279,338	410,886	289,885	418,730
Basic	487,171,400	496,098,238	486,929,681	496,016,467
Effect of stock options and TRSUs	-	1,160,834	784,132	1,093,324
Diluted	487,171,400	497,259,072	487,713,813	497,109,791